NUVEEN WINSLOW INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED SEPTEMBER 22, 2021

TO THE PROSPECTUS DATED NOVEMBER 27, 2020

1.	Effective December 1, 2021, Nuveen Winslow International Small Cap Fund will be renamed Nuveen International Small Cap Fund.

2.

The Board of Trustees of Nuveen Investment Trust II has approved an amended and restated sub-advisory agreement, effective on December 1, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Fund, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace Winslow Capital Management, LLC (“Winslow”) as the Fund’s sub-adviser. NAM and Winslow are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-WISCP-0921P

NUVEEN WINSLOW INTERNATIONAL LARGE CAP FUND

SUPPLEMENT DATED SEPTEMBER 22, 2021

TO THE STATUTORY PROSPECTUS DATED NOVEMBER 27, 2020

Nuveen Winslow International Large Cap Fund will be liquidated after the close of business on or about October 6, 2021.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-WILCP-0921P

NUVEEN WINSLOW INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED SEPTEMBER 22, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 27, 2020

1.	Effective December 1, 2021, Nuveen Winslow International Small Cap Fund will be renamed Nuveen International Small Cap Fund.

2.

The Board of Trustees of Nuveen Investment Trust II has approved an amended and restated sub-advisory agreement, effective on December 1, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Fund, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace Winslow Capital Management, LLC (“Winslow”) as the Fund’s sub-adviser. NAM and Winslow are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WISCSAI-0921P

NUVEEN WINSLOW INTERNATIONAL LARGE CAP FUND

SUPPLEMENT DATED SEPTEMBER 22, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2020

Nuveen Winslow International Large Cap Fund will be liquidated after the close of business on or about October 6, 2021.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WILCSAI-0921P